Supplemental Guarantor Information	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Guarantor Information

11. Supplemental Guarantor Information

All of the Senior Notes issued by the Company (or Parent) are guaranteed jointly and severally by all of the United States subsidiaries of the Company (except Beacon Canada, Inc., a domestic subsidiary with no material assets other than stock in a foreign subsidiary) (collectively, the “Guarantors”), and not by the Canadian subsidiaries of the Company. Such guarantees are full and unconditional. Supplemental condensed consolidating financial information of the Company, including such information for the Guarantors, is presented below. The information is presented in accordance with the requirements of Rule 3-10 under Regulation S-X of the SEC. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the non-guarantor subsidiaries operated as independent entities. Investments in subsidiaries are presented using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Separate financial statements of the Guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by, and the operations of, the combined groups.

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Balance Sheets
(unaudited; in thousands)

	December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$35,829	$8,754	$(12,373)	$32,210
Accounts receivable, less allowance of $8,510 as at September 30, 2014	—	466,415	23,378	(621)	489,172
Inventories, net	—	447,120	18,943	—	466,063
Prepaid expenses and other current assets	4,232	139,726	6,426	—	150,384
Deferred income taxes	3,052	28,890	—	(4)	31,938
Total current assets	7,284	1,117,980	57,501	(12,998)	1,169,767
Intercompany	—	824,837	—	(824,837)	—
Investments in consolidated subsidiaries	2,719,051	—	—	(2,719,051)	—
Deferred income taxes	15,980	—	160	(16,140)	—
Property and equipment, net	2,687	134,935	7,985	—	145,607
Goodwill	—	1,134,000	28,111	—	1,162,111
Intangibles, net	—	483,844	3,633	—	487,477
Other assets, net	1,232	38	—	—	1,270
Total assets	$2,746,234	$3,695,634	$97,390	$(3,573,026)	$2,966,232
Liabilities and equity:
Current liabilities:
Accounts payable	$19,364	$333,072	$7,763	$(12,994)	$347,205
Accrued expenses	1,511	144,611	5,425	—	151,547
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	—	4	(4)	—
Current portion of long-term obligations	4,500	9,787	—	—	14,287
Total current liabilities	25,375	487,470	13,192	(12,998)	513,039
Long-term debt, net of current portion	722,888	—	—	—	722,888
Borrowings under revolver lines of credit	—	336,000	7,225	—	343,225
Deferred income taxes	—	148,745	—	(16,140)	132,605
Long-term obligations under equipment financing and other, net of current portion	45	43,222	55	—	43,322
Intercompany	786,773	—	38,064	(824,837)	—
Total liabilities	1,535,081	1,015,437	58,536	(853,975)	1,755,079
Total stockholders’ equity	1,211,153	2,680,197	38,854	(2,719,051)	1,211,153
Total liabilities and stockholders' equity	$2,746,234	$3,695,634	$97,390	$(3,573,026)	$2,966,232

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Balance Sheets
(unaudited; in thousands)

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$24,872	$4,697	$(6,232)	$23,337
Accounts receivable, less allowance of $8,150 as at September 30, 2014	—	247,373	23,426	(1,416)	269,383
Inventories, net	—	291,890	22,780	—	314,670
Prepaid expenses and other current assets	—	70,525	6,450	—	76,975
Deferred income taxes	743	13,756	130	—	14,629
Total current assets	743	648,416	57,483	(7,648)	698,994
Intercompany	—	378,029	—	(378,029)	—
Investments in consolidated subsidiaries	1,374,778	—	—	(1,374,778)	—
Deferred income taxes	13,784	—	—	(13,784)	—
Property and equipment, net	2,693	76,088	9,522	—	88,303
Goodwill	—	455,620	33,705	—	489,325
Intangibles, net	13	93,888	3,372	—	97,273
Other assets, net	9,422	—	1,494	—	10,916
Total assets	$1,401,433	$1,652,041	$105,576	$(1,774,239)	$1,384,811
Liabilities and equity:
Current liabilities:
Accounts payable	$12,811	$152,121	$6,083	$(7,648)	$163,367
Accrued expenses	2,075	65,700	4,963	—	72,738
Borrowings under revolver lines of credit	15,100	—	8,189	—	23,289
Deferred income taxes	—	—	—	—	—
Current portion of long-term obligations	11,250	5,439	—	—	16,689
Total current liabilities	41,236	223,260	19,235	(7,648)	276,083
Long-term debt, net of current portion	180,657	—	—	—	180,657
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	77,021	928	(13,784)	64,165
Long-term obligations under equipment financing and other, net of current portion	7,949	26,091	72	—	34,112
Intercompany	341,797	—	36,232	(378,029)	—
Total liabilities	571,639	326,372	56,467	(399,461)	555,017
Total stockholders’ equity	829,794	1,325,669	49,109	(1,374,778)	829,794
Total liabilities and stockholders' equity	$1,401,433	$1,652,041	$105,576	$(1,774,239)	$1,384,811

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Operations
(unaudited; in thousands, except share and per share amounts)

	Three Months Ended December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$931,484	$45,137	$(141)	$976,480
Cost of products sold	—	708,383	35,050	(141)	743,292
Gross profit	—	223,101	10,087	—	233,188
Operating expenses	31,172	167,014	8,158	—	206,344
Intercompany charges (income)	(7,847)	7,186	661	—	—
Income from operations	(23,325)	48,901	1,268	—	26,844
Intercompany interest expense, financing costs and other	9,874	6,238	144	—	16,256
Intercompany interest expenses (income)	(3,926)	3,537	389	—	—
Income before income taxes and equity in net income of subsidiaries	(29,273)	39,126	735	—	10,588
Provision for income taxes	(9,732)	13,007	195	—	3,470
Income before equity in net income of subsidiaries	(19,541)	26,119	540	—	7,118
Equity in net income of subsidiaries	26,659	—	—	(26,659)	—
Net income	$7,118	$26,119	$540	$(26,659)	$7,118
Net income per share:
Basic					$0.12
Diluted					$0.12
Weighted-average shares used in computing net income per share:
Basic					58,972,913
Diluted					59,962,033

	Three Months Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$550,502	$45,614	$(74)	$596,042
Cost of products sold	—	422,981	35,570	(74)	458,477
Gross profit	—	127,521	10,044	—	137,565
Operating expenses	9,420	95,638	8,687	—	113,745
Intercompany charges (income)	(6,698)	6,102	596	—	—
Income from operations	(2,722)	25,781	761	—	23,820
Interest expense, financing costs and other	(2,439)	65	151	—	2,655
Intercompany interest expense (income)	(3,914)	3,515	399	—	—
Income before income taxes and equity in net income of subsidiaries	(1,247)	22,201	211	—	21,165
Provision for income taxes	(510)	9,067	(299)	—	8,258
Income before equity in net income of subsidiaries	(737)	13,134	510	—	12,907
Equity in net income of subsidiaries	13,644	—	—	(13,644)	—
Net income	$12,907	$13,134	$510	$(13,644)	$12,907
Net income per share:
Basic					$0.26
Diluted					$0.26
Weighted-average shares used in computing net income per share:
Basic					49,428,842
Diluted					50,012,881

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Comprehensive Income
(unaudited; in thousands)

	Three Months Ended December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$7,118	$26,119	$540	$(26,659)	$7,118
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,469)	—	(2,469)	2,469	(2,469)
Total other comprehensive income (loss), net of tax	(2,469)	—	(2,469)	2,469	(2,469)
Comprehensive income	$4,649	$26,119	$(1,929)	$(24,190)	$4,649

	Three Months Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$12,907	$13,134	$510	$(13,644)	$12,907
Other comprehensive income (loss):
Foreign currency translation adjustment	(3,189)	—	(3,189)	3,189	(3,189)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	(35)	—	—	—	(35)
Total other comprehensive income (loss), net of tax	(3,224)	—	(3,189)	3,189	(3,224)
Comprehensive income	$9,683	$13,134	$(2,679)	$(10,456)	$9,683

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(unaudited; in thousands)

	Three Months Ended December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$(49,989)	$98,053	$4,778	$(8,167)	$44,675
Investing activities
Purchases of property and equipment	(566)	(1,578)	(9)	—	(2,153)
Acquisition of businesses	(941,156)	—	—	—	(941,156)
Proceeds from sales of assets	—	229	—	—	229
Intercompany activity	436,866	—	—	(436,866)	—
Net cash used in investing activities	(504,856)	(1,349)	(9)	(436,866)	(943,080)
Financing activities
Borrowings under revolving lines of credit	—	878,947	11,181	—	890,128
Repayments under revolving lines of credit	—	(534,470)	(14,908)	—	(549,378)
Borrowings under term loan	450,000	—	—	—	450,000
Repayments under term loan	(186,750)	—	—	—	(186,750)
Repayments under equipment financing facilities	—	(1,367)	—	—	(1,367)
Borrowings under Senior Notes	300,000	—	—	—	300,000
Payment of deferred financing costs	(18,890)	(8,923)	—	—	(27,813)
Proceeds from exercise of options	8,984	—	—	—	8,984
Excess tax benefit from equity-based compensation	1,501	—	—	—	1,501
Intercompany activity	—	(437,878)	1,012	436,866	—
Net cash (used in) provided by financing activities	554,845	(103,691)	(2,715)	436,866	885,305
Effect of exchange rate changes on cash	—	—	(351)	—	(351)
Net increase (decrease) in cash and cash equivalents	—	(6,987)	1,703	(8,167)	(13,451)
Cash and cash equivalents, beginning of period	—	42,816	7,051	(4,206)	45,661
Cash and cash equivalents, end of period	$—	$35,829	$8,754	$(12,373)	$32,210

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(unaudited; in thousands)

	Three Months Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	(20,701)	$54,900	$5,401	$589	$40,189
Investing activities
Purchases of property and equipment	(148)	(2,697)	(293)	—	(3,138)
Acquisition of businesses	(69,746)	—	—	—	(69,746)
Proceeds from sales of assets	—	115	—	—	115
Intercompany activity	85,392	—	—	(85,392)	—
Net cash used in investing activities	15,498	(2,582)	(293)	(85,392)	(72,769)
Financing activities
Borrowings under revolving lines of credit	147,507	—	—	—	147,507
Repayments under revolving lines of credit	(140,207)	—	(2,233)	—	(142,440)
Repayments under term loan	(2,812)	—	—	—	(2,812)
Repayments under equipment financing facilities	—	(1,412)	—	—	(1,412)
Proceeds from exercise of options	662	—	—	—	662
Excess tax benefit from equity-based compensation	53	—	—	—	53
Intercompany activity	—	(84,087)	(1,306)	85,393	—
Net cash (used in) provided by financing activities	5,203	(85,499)	(3,539)	85,393	1,558
Effect of exchange rate changes on cash	—	—	(113)	—	(113)
Net increase (decrease) in cash and cash equivalents	—	(33,181)	1,456	590	(31,135)
Cash and cash equivalents, beginning of period	—	58,053	3,241	(6,822)	54,472
Cash and cash equivalents, end of period	—	$24,872	$4,697	$(6,232)	$23,337

18. Supplemental Guarantor Information

All of the Senior Notes issued by the Company (or Parent) on October 1, 2015 are guaranteed jointly and severally by all of the United States subsidiaries of the Company (except Beacon Canada, Inc., a domestic subsidiary with no material assets other than stock in a foreign subsidiary) (collectively, the “Guarantors”), and not by the Canadian subsidiaries of the Company. Such guarantees are full and unconditional. Supplemental condensed consolidating financial information of the Company, including such information for the Guarantors, is presented below. The information is presented in accordance with the requirements of Rule 3-10 under Regulation S-X of the SEC. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the non-guarantor subsidiaries operated as independent entities. Investments in subsidiaries are presented using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Separate financial statements of the Guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by, and the operations of, the combined groups.

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Balance Sheets
(in thousands)

	September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$42,816	$7,051	$(4,206)	$45,661
Accounts receivable, less allowance of $8,510 at September 30, 2014	—	365,679	34,693	(640)	399,732
Inventories, net	—	299,107	21,892	—	320,999
Prepaid expenses and other current assets	14,013	78,314	5,601	—	97,928
Deferred income taxes	3,051	—	—	(742)	2,309
Total current assets	17,064	785,916	69,237	(5,588)	866,629
Intercompany	—	386,892	—	(386,892)	—
Investments in consolidated subsidiaries	1,429,665	—	—	(1,429,665)	—
Deferred income taxes	17,481	—	—	(17,481)	—
Property and equipment, net	2,339	79,428	8,638	—	90,405
Goodwill	—	465,575	30,840	—	496,415
Intangibles, net	—	84,915	2,140	—	87,055
Other assets, net	1,233	—	—	—	1,233
Total assets	$1,467,782	$1,802,726	$110,855	$(1,839,626)	$1,541,737
Liabilities and equity:
Current liabilities:
Accounts payable	$14,519	$218,920	$16,298	$(4,846)	$244,891
Accrued expenses	38,744	80,738	5,312	—	124,794
Borrowings under revolver lines of credit	—	—	11,240	—	11,240
Deferred income taxes	—	742	—	(742)	—
Current portion of long-term obligations	11,250	5,070	—	—	16,320
Total current liabilities	64,513	305,470	32,850	(5,588)	397,245
Long-term debt, net of current portion	170,200	—	—	—	170,200
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	86,118	172	(17,481)	68,809
Long-term obligations under equipment financing and other, net of current portion	45	22,256	66	—	22,367
Intercompany	349,908	—	36,984	(386,892)	—
Total liabilities	584,666	413,844	70,072	(409,961)	658,621
Total stockholders’ equity	883,116	1,388,882	40,783	(1,429,665)	883,116
Total liabilities and stockholders’ equity	$1,467,782	$1,802,726	$110,855	$(1,839,626)	$1,541,737

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Balance Sheets
(in thousands)

	September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$58,053	$3,241	$(6,822)	$54,472
Accounts receivable, less allowance of $8,510 at September 30, 2014	—	323,587	37,506	(291)	360,802
Inventories, net	—	273,897	27,729	—	301,626
Prepaid expenses and other current assets	—	60,796	6,032	—	66,828
Deferred income taxes	720	13,755	135	—	14,610
Total current assets	720	730,088	74,643	(7,113)	798,338
Intercompany	—	293,942	—	(293,942)	—
Investments in consolidated subsidiaries	1,294,571	—	—	(1,294,571)	—
Deferred income taxes	13,883	—	—	(13,883)	—
Property and equipment, net	2,727	75,882	9,956	—	88,565
Goodwill	—	431,391	34,815	—	466,206
Intangibles, net	14	68,473	3,779	—	72,266
Other assets, net	4,456	24	1,547	—	6,027
Total assets	$1,316,371	$1,599,800	$124,740	$(1,609,509)	$1,431,402
Liabilities and equity:
Current liabilities:
Accounts payable	$20,735	$188,603	$18,609	$(7,113)	$220,834
Accrued expenses	16,900	58,328	5,057	—	80,285
Borrowings under revolver lines of credit	7,800	—	10,714	—	18,514
Deferred income taxes	—	—	—	—	—
Current portion of long-term obligations	11,250	5,352	—	—	16,602
Total current liabilities	56,685	252,283	34,380	(7,113)	336,235
Long-term debt, net of current portion	183,131	—	—	—	183,131
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	77,019	964	(13,883)	64,100
Long-term obligations under equipment financing and other, net of current portion	3,049	27,714	72	—	30,835
Intercompany	256,405	—	37,537	(293,942)	—
Total liabilities	499,270	357,016	72,953	(314,938)	614,301
Total stockholders’ equity	817,101	1,242,784	51,787	(1,294,571)	817,101
Total liabilities and stockholders’ equity	$1,316,371	$1,599,800	$124,740	$(1,609,509)	$1,431,402

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Operations
(in thousands, except share and per share amounts)

	Year Ended September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$2,331,829	$183,809	$(469)	$2,515,169
Cost of products sold	—	1,778,196	142,077	(469)	1,919,804
Gross profit	—	553,633	41,732	—	595,365
Operating expenses	44,937	399,901	33,446	—	478,284
Intercompany charges (income)	(36,085)	34,264	1,821	—	—
Income from operations	(8,852)	119,468	6,465	—	117,081
Interest expense, financing costs and other	9,508	740	789	—	11,037
Intercompany interest expense (income)	(15,762)	14,174	1,588	—	—
Income before income taxes and equity in net income of subsidiaries	(2,598)	104,554	4,088	—	106,044
Provision for income taxes	(1,087)	43,765	1,089	—	43,767
Income before equity in net income of subsidiaries	(1,511)	60,789	2,999	—	62,277
Equity in net income of subsidiaries	63,788	—	—	(63,788)	—
Net income	$62,277	$60,789	$2,999	$(63,788)	$62,277
Net income per share:
Basic					$1.26
Diluted					$1.24
Weighted-average shares used in computing net income per share:
Basic					49,578,130
Diluted					50,173,478

	Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$2,146,805	$180,549	$(449)	$2,326,905
Cost of products sold	—	1,658,562	140,952	(449)	1,799,065
Gross profit	—	488,243	39,597	—	527,840
Operating expenses	28,058	367,812	33,107	—	428,977
Intercompany charges (income)	(27,782)	25,929	1,853	—	—
Income from operations	(276)	94,502	4,637	—	98,863
Interest expense, financing costs and other	9,788	(800)	1,107	—	10,095
Intercompany interest expense (income)	(14,503)	12,867	1,636	—	—
Income before income taxes and equity in net income of subsidiaries	4,439	82,435	1,894	—	88,768
Provision for income taxes	1,748	32,442	732	—	34,922
Income before equity in net income of subsidiaries	2,691	49,993	1,162	—	53,846
Equity in net income of subsidiaries	51,155			(51,155)	—
Net income	$53,846	$49,993	$1,162	$(51,155)	$53,846
Net income per share:
Basic					$1.09
Diluted					$1.08
Weighted-average shares used in computing net income per share:
Basic					49,227,466
Diluted					49,947,699

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Operations
(in thousands, except share and per share amounts)

	Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$2,064,358	$176,922	$(557)	$2,240,723
Cost of products sold	—	1,573,865	136,018	(557)	1,709,326
Gross profit	—	490,493	40,904	—	531,397
Operating expenses	23,399	345,431	32,846	—	401,676
Intercompany charges (income)	(24,457)	23,004	1,453	—	—
Income from operations	1,058	122,058	6,605	—	129,721
Interest expense, financing costs and other	8,896	(1,057)	408	—	8,247
Intercompany interest expense (income)	(12,627)	11,052	1,575	—	—
Income before income taxes and equity in net income of subsidiaries	4,789	112,063	4,622	—	121,474
Provision for income taxes	1,945	45,520	1,402	—	48,867
Income before equity in net income of subsidiaries	2,844	66,543	3,220	—	72,607
Equity in net income of subsidiaries	69,763	—	—	(69,763)	—
Net income	$72,607	$66,543	$3,220	$(69,763)	$72,607
Net income per share:
Basic					$1.50
Diluted					$1.47
Weighted-average shares used in computing net income per share:
Basic					48,472,240
Diluted					49,385,335

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Comprehensive Income
(in thousands)

	Year Ended September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$62,277	$60,789	$2,999	$(63,788)	$62,277
Other comprehensive income (loss):
Foreign currency translation adjustment	(14,003)	—	(14,003)	14,003	(14,003)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	(138)	—	—	—	(138)
Total other comprehensive income (loss), net of tax	(14,141)	—	(14,003)	14,003	(14,141)
Comprehensive income	$48,136	$60,789	$(11,004)	$(49,785)	$48,136

	Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$53,846	$49,993	$1,162	$(51,155)	$53,846
Other comprehensive income (loss):
Foreign currency translation adjustment	(7,175)	—	(7,175)	7,175	(7,175)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	972	—	—	—	972
Total other comprehensive income (loss), net of tax	(6,203)	—	(7,175)	7,175	(6,203)
Comprehensive income	$47,643	$49,993	$(6,013)	$(43,980)	$47,643

	Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$72,607	$66,543	$3,220	$(69,763)	$72,607
Other comprehensive income (loss):
Foreign currency translation adjustment	(4,401)	—	(4,401)	4,401	(4,401)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	1,399	—	—	—	1,399
Total other comprehensive income (loss), net of tax	(3,002)	—	(4,401)	4,401	(3,002)
Comprehensive income	$69,605	$66,543	$(1,181)	$(65,362)	$69,605

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(in thousands)

	Year Ended September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$1,776	$100,760	$4,188	$2,616	$109,340
Investing activities
Purchases of property and equipment	(397)	(18,649)	(1,756)	—	(20,802)
Acquisition of businesses	(85,301)	—	—	—	(85,301)
Proceeds from sales of assets	—	1,389	—	—	1,389
Intercompany activity	93,503	—	—	(93,503)	—
Net cash used in investing activities	7,805	(17,260)	(1,756)	(93,503)	(104,714)
Financing activities
Borrowings under revolving lines of credit	552,545	—	8,089	—	560,634
Payments under revolving lines of credit	(560,345)	—	(5,662)	—	(566,007)
Repayments under financing facilities and other	—	(5,553)	—	—	(5,553)
Repayments under senior term loan	(11,250)	—	—	—	(11,250)
Proceeds from exercise of options	7,943	—	—	—	7,943
Excess tax benefit from equity-based compensation	1,526	—	—	—	1,526
Intercompany activity	—	(93,184)	(319)	93,503	—
Net cash (used in) provided by financing activities	(9,581)	(98,737)	2,108	93,503	(12,707)
Effect of exchange rate changes on cash	—	—	(730)	—	(730)
Net increase (decrease) in cash and cash equivalents	—	(15,237)	3,810	2,616	(8,811)
Cash and cash equivalents, beginning of year	—	58,053	3,241	(6,822)	54,472
Cash and cash equivalents, end of year	$—	$42,816	$7,051	$(4,206)	$45,661

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(in thousands)

	Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$20,335	$53,730	$(11,746)	$(6,822)	$55,497
Investing activities
Purchases of property and equipment	(884)	(33,813)	(2,542)	—	(37,239)
Acquisition of businesses	(1,514)	—	—	—	(1,514)
Proceeds from sales of assets	—	1,437	—	—	1,437
Intercompany activity	13,751	—	—	(13,751)	—
Net cash used in investing activities	11,354	(32,376)	(2,542)	(13,751)	(37,316)
Financing activities
Borrowings under revolving lines of credit	482,500	—	15,000	—	497,500
Payments under revolving lines of credit	(519,700)	—	(5,426)	—	(525,126)
Borrowings under financing facilities and other	—	25,377	—	—	25,377
Repayments under financing facilities and other	—	(5,009)	—	—	(5,009)
Repayments under senior term loan	(11,250)	—	—	—	(11,250)
Proceeds from exercise of options	7,680	—	—	—	7,680
Excess tax benefit from equity-based compensation	1,030	—	—	—	1,030
Intercompany activity	—	(17,789)	4,038	13,751	—
Net cash (used in) provided by financing activities	(39,740)	2,579	13,612	13,751	(9,798)
Effect of exchange rate changes on cash	—	—	(938)	—	(938)
Net increase (decrease) in cash and cash equivalents	(8,052)	23,933	(1,613)	(6,822)	7,445
Cash and cash equivalents, beginning of year	8,052	34,120	4,855	—	47,027
Cash and cash equivalents, end of year	$—	$58,053	$3,241	$(6,822)	$54,472

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(in thousands)

	Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$31,091	$23,248	$24,154	$—	$78,493
Investing activities
Purchases of property and equipment	(1,410)	(21,690)	(3,020)	—	(26,120)
Acquisition of businesses	(64,606)	—	—	—	(64,606)
Proceeds from sales of assets	24	1,211	—	—	1,235
Intercompany activity	24,848	—	—	(24,848)	—
Net cash used in investing activities	(41,144)	(20,479)	(3,020)	(24,848)	(89,491)
Financing activities
Borrowings under revolving lines of credit	444,300	—	11,276	—	455,576
Payments under revolving lines of credit	(440,600)	—	(8,680)	—	(449,280)
Borrowings under financing facilities and other	—	3,993	—	—	3,993
Repayments under financing facilities and other	—	(4,549)	—	—	(4,549)
Repayments under senior term loan	(11,250)	—	—	—	(11,250)
Proceeds from exercise of options	18,579	—	—	—	18,579
Excess tax benefit from equity-based compensation	4,944	—	—	—	4,944
Intercompany activity	—	7,420	(32,268)	24,848	—
Net cash (used in) provided by financing activities	15,973	6,864	(29,672)	28,848	18,013
Effect of exchange rate changes on cash	—	—	(193)	—	(193)
Net increase (decrease) in cash and cash equivalents	5,920	9,633	(8,731)	—	6,822
Cash and cash equivalents, beginning of year	2,132	24,487	13,586	—	40,205
Cash and cash equivalents, end of year	$8,052	$34,120	$4,855	$—	$47,027